Post-Employment Obligations - Schedule of Independent Actuaries Estimate for Expense Amount (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current service cost		R$ 7	R$ 11	R$ 18
Interest on the actuarial obligation		1,322	1,653	1,592
Estimated total expense in 2025 as per actuarial report		(1,159)	(352)	(696)
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Current service cost	R$ 1	1		2
Interest on the actuarial obligation	1,222	1,055	1,276	1,224
Expected return on the assets of the Plan	(1,012)	(54)	1,464	633
Estimated total expense in 2025 as per actuarial report	211
Health plan [member]
IfrsStatementLineItems [Line Items]
Current service cost	4	6	11	16
Interest on the actuarial obligation	301	262	370	361
Expected return on the assets of the Plan
Estimated total expense in 2025 as per actuarial report	305	(519)	(415)	(327)
Dental plan [member]
IfrsStatementLineItems [Line Items]
Current service cost
Interest on the actuarial obligation	5	5	7	7
Expected return on the assets of the Plan
Estimated total expense in 2025 as per actuarial report	5	(10)	(9)	(8)
Total [Member]
IfrsStatementLineItems [Line Items]
Current service cost	5	7	11	18
Interest on the actuarial obligation	1,528	1,322	1,653	1,592
Expected return on the assets of the Plan	(1,012)	(842)	(1,004)	(941)
Estimated total expense in 2025 as per actuarial report	R$ 521	R$ 487	R$ 604	R$ 665